Unitholders' Capital / Capitalization (Details) (USD $)	0 Months Ended			3 Months Ended			6 Months Ended	8 Months Ended	9 Months Ended					0 Months Ended	1 Months Ended								3 Months Ended						6 Months Ended		9 Months Ended		12 Months Ended			15 Months Ended		0 Months Ended			1 Months Ended	9 Months Ended			0 Months Ended
	Feb. 21, 2013	Feb. 20, 2013	Oct. 17, 2012	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2013	Sep. 30, 2013 Linn Energy, LLC [Member]	Jun. 30, 2013 Linn Energy, LLC [Member]	Mar. 31, 2013 Linn Energy, LLC [Member]	Dec. 31, 2012 Linn Energy, LLC [Member]	Feb. 15, 2013 Linn Energy, LLC [Member]	Jan. 31, 2012 Linn Energy, LLC [Member]	Dec. 31, 2011 Linn Energy, LLC [Member]	Sep. 30, 2011 Linn Energy, LLC [Member]	Aug. 31, 2011 Linn Energy, LLC [Member]	Mar. 31, 2011 Linn Energy, LLC [Member]	Dec. 31, 2010 Linn Energy, LLC [Member]	Mar. 31, 2010 Linn Energy, LLC [Member]	Oct. 31, 2008 Linn Energy, LLC [Member]	Sep. 30, 2013 Linn Energy, LLC [Member]	Jun. 30, 2013 Linn Energy, LLC [Member]	Mar. 31, 2013 Linn Energy, LLC [Member]	Sep. 30, 2012 Linn Energy, LLC [Member]	Jun. 30, 2012 Linn Energy, LLC [Member]	Mar. 31, 2012 Linn Energy, LLC [Member]	Jun. 30, 2013 Linn Energy, LLC [Member]	Jun. 30, 2012 Linn Energy, LLC [Member]	Sep. 30, 2013 Linn Energy, LLC [Member]	Sep. 30, 2012 Linn Energy, LLC [Member]	Dec. 31, 2012 Linn Energy, LLC [Member]	Dec. 31, 2011 Linn Energy, LLC [Member]	Dec. 31, 2010 Linn Energy, LLC [Member]	Mar. 31, 2013 Linn Energy, LLC [Member]	Jan. 24, 2013 Linn Energy, LLC [Member]	May 16, 2013 Linn Energy, LLC [Member] LinnCo [Member]	Feb. 15, 2013 Linn Energy, LLC [Member] LinnCo [Member]	Oct. 17, 2012 Linn Energy, LLC [Member] LinnCo [Member]	Nov. 30, 2012 Linn Energy, LLC [Member] LinnCo [Member]	Sep. 30, 2013 Linn Energy, LLC [Member] LinnCo [Member]	Jan. 24, 2013 Linn Energy, LLC [Member] LinnCo [Member]	Apr. 30, 2012 Linn Energy, LLC [Member] LinnCo [Member]	Oct. 14, 2013 Dividend Declared [Member] Linn Energy, LLC [Member]	Oct. 02, 2013 Dividend Declared [Member] Linn Energy, LLC [Member]	Jul. 16, 2013 Dividend Declared [Member] Linn Energy, LLC [Member]	Jul. 02, 2013 Dividend Declared [Member] Linn Energy, LLC [Member]	Apr. 24, 2013 Dividend Declared [Member] Linn Energy, LLC [Member]	May 15, 2013 Dividend Declared [Member] Linn Energy, LLC [Member]
LinnCo Initial Public Offering [Abstract]
Inital public offering, shares issued (in shares)			34,787,500																																					34,787,500
Inital public offering, price per share (in usd per share)			$ 36.50																																					$ 36.50
Initial public offering, price per share, net (in usd per share)			$ 34.858																																					$ 34.858
Initial public offering, proceeds			$ 1,200,000,000																																					$ 1,200,000,000
Public offering underwriting discount and offering expenses															28,000,000				26,000,000	17,000,000	17,000,000																			57,000,000
Units of LINN Energy acquired			34,787,500																																					34,787,500
Public Offering of Units [Abstract]
Public offering units sold															19,550,000				16,726,067	11,500,000	17,250,000
Public offering price per unit															$ 35.95				$ 38.80	$ 35.92	$ 25.00
Public offering price per unit, net of underwriting discount															$ 34.512				$ 37.248	$ 34.48	$ 24.00
Public offering net proceeds															674,000,000				623,000,000	396,000,000	414,000,000
Public offering underwriting discount and offering expenses															28,000,000				26,000,000	17,000,000	17,000,000																			57,000,000
Equity Distribution Agreement [Abstract]
Equity distribution agreement maximum value																		500,000,000
Equity distribution agreement professional service expenses															700,000	139,000		423,000
Equity distribution agreement commissions															1,000,000	587,000	12,000
Equity distribution agreement commissions and professional service expenses															2,000,000																					2,000,000
Equity distribution agreement units sold															1,539,651	772,104	16,060
Equity distribution agreement price per unit sold															$ 38.02	$ 38.03	$ 38.25
Equity distribution agreement net proceeds															57,000,000	29,000,000	602,000
Equity distribution agreement remaining balance																							411,000,000	411,000,000	411,000,000				411,000,000		411,000,000		411,000,000			411,000,000
Unit Repurchase Plan [Abstract]
Authorized repurchase value of units																						100,000,000
Units repurchased during the period (in units)																																	0	529,734	486,700
Average unit price of units repurchased (in dollars per unit)																																		$ 32.76	$ 23.79
Total cost of units repurchased																																		17,000,000	12,000,000
Remaining balance of units under unit repurchase program																																	56,000,000
Other Issuance and Cancellation of Units [Abstract]
Units purchased related to minimum withholding tax due under equity compensation plan (in units)																																	0	0	9,055
Total cost of units purchased related to minimum withholding tax due under equity compensation plan																																			300,000
Distributions [Abstract]
Per unit cash dividend paid (in dollars per unit)																																					$ 0.725						$ 0.725
Distribution paid during period														170,000,000																								50,000,000	25,000,000		25,000,000	76,000,000
Capitalization [Abstract]
Number of classes of interests				2	2	2	2	2	2
Ownership percentage of voting shares held by LINN Energy										100.00%	100.00%	100.00%	100.00%
Value of common shares outstanding				1,200,000,000	1,200,000,000	1,200,000,000	1,200,000,000	1,200,000,000	1,200,000,000
Capital contributed by LINN for share purchase				1,000	1,000	1,000	1,000	1,000	1,000	1,000	1,000,000	1,000	1,000																															1,000
Distributions/dividends declared per unit/share (in usd per unit/share)				$ 0.725	$ 0.725	$ 0.71	$ 1.435	$ 0.71	$ 2.16														$ 0.725	$ 0.725	$ 0.725	$ 0.725	$ 0.725	$ 0.69	$ 1.45	$ 1.415	$ 2.175	$ 2.14	$ 2.865	$ 2.70	$ 2.55											$ 0.725		$ 0.725	$ 0.725
Common Stock, Dividends, Per Share, Declared, Monthly Installment																																														$ 0.2416
Estimated Dividend Payable																																																		171,000,000
Business Acquisition, Equity Interest Issued or Issuable, Exchange Ratio		125.00%
Business Acquisition, Share Price		$ 46.2375
Business acqusition, preliminary value	4,400,000,000	4,400,000,000
Common Stock, Dividends, Per Share, Declared, Monthly Installment																																																$ 0.2416
Distributions to unitholders																									170,954,000			137,590,000	341,117,000	282,166,000	511,686,000	426,918,000	596,935,000	466,488,000	365,711,000										57,000,000		57,000,000
Debt assumed	$ 1,700,000,000